Schedule of Investments Municipal Fund Inc.^ (Unaudited)
January 31, 2025

Principal Amount		Value
Loan Assignments(a) 0.0%(b)
Oil, Gas & Consumable Fuels 0.0%(b)
	Rialto Bioenergy Facility LLC
$74,841	Term Loan DIP, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 6/6/2024	$1,489 #(c)(d)(e)
641,479	Term Loan, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 6/6/2024	0 #(c)(d)(e)

Total Loan Assignments (Cost $716,320)		1,489
Municipal Notes 164.3%
Alabama 3.9%
3,125,000	Energy Southeast A Cooperative District Revenue, Series 2023 A-1, 5.50%, due 11/1/2053 Putable 1/1/2031	3,371,667
5,000,000	Mobile County Industrial Development Authority Revenue (AM/NS Calvert LLC Project), Series 2024-B, 4.75%, due 12/1/2054	4,903,645
5,000,000	Southeast Energy Authority A Cooperative District Revenue, Series 2025-A, 5.00%, due 1/1/2056 Putable 6/1/2035	5,245,562
		13,520,874
American Samoa 0.8%
2,800,000	American Samoa Economic Development Authority General Revenue Refunding, Series 2015-A, 6.25%, due 9/1/2029	2,838,266
Arizona 0.8%
500,000	Maricopa County Industrial Development Authority Education Revenue Refunding (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	503,765 (f)
770,000	Navajo Nation Revenue Refunding, Series 2015-A, 5.00%, due 12/1/2025	775,873 (f)
1,500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2054	1,461,601 (f)
		2,741,239
California 27.0%
1,000,000	California Educational Facilities Authority Revenue (Green Bond- Loyola Marymount University), Series 2018-B, 5.00%, due 10/1/2048	1,033,393
	California Educational Facilities Authority Revenue Refunding (University of Redlands)
250,000	Series 2016-A, 5.00%, due 10/1/2028	253,788
260,000	Series 2016-A, 3.00%, due 10/1/2029	250,251
400,000	Series 2016-A, 3.00%, due 10/1/2030	381,121
2,000,000	California Infrastructure & Economic Development Bank Revenue (Brightline West Passenger Rail Project), Series 2020-A4, 8.00%, due 1/1/2050 Putable 8/15/2025	2,059,721 (f)
480,000	California Infrastructure & Economic Development Bank Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	462,672 (f)
	California Municipal Finance Authority Charter School Lease Revenue (Sycamore Academy Project)
630,000	Series 2014, 5.13%, due 7/1/2029	630,174 (f)
1,000,000	Series 2014, 5.63%, due 7/1/2044	1,000,150 (f)
930,000	California Municipal Finance Authority Charter School Lease Revenue (Vista Charter Middle School Project), Series 2014, 5.13%, due 7/1/2029	930,802
	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project)
55,000	Series 2015-A, 4.50%, due 10/1/2025	55,001
1,115,000	Series 2019-A, 5.00%, due 10/1/2049	1,064,752 (f)
1,500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	1,513,129 (f)
1,070,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	1,077,087 (f)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
	California Municipal Finance Authority Revenue (Northbay Healthcare Group)
$350,000	Series 2015, 5.00%, due 11/1/2035	$350,062
500,000	Series 2015, 5.00%, due 11/1/2040	499,998
300,000	Series 2015, 5.00%, due 11/1/2044	294,680
500,000	Series 2017-A, 5.25%, due 11/1/2036	505,359
2,000,000	California Municipal Finance Authority Student Housing Revenue (CHF-Davis I LLC-West Village Student Housing Project), Series 2018, (BAM), 4.00%, due 5/15/2048	1,872,372
1,500,000	California School Facility Finance Authority Revenue (Green Dot Public School Project), Series 2018-A, 5.00%, due 8/1/2048	1,516,642 (f)
400,000	California School Finance Authority Revenue (Alliance College - Ready Public School Project), Series 2015-A, 5.00%, due 7/1/2030	402,125 (f)
1,000,000	California State General Obligation, Series 2022, 5.00%, due 9/1/2052	1,070,963
2,000,000	California State Pollution Control Financing Authority Revenue (San Jose Water Co. Project), Series 2016, 4.75%, due 11/1/2046	2,003,178
2,549,157	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	25 (c)(f)
1,917,008	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project), Series 2019, 7.50%, due 12/1/2040	69 #(c)(d)(e)
3,865,000	California State Pollution Control Financing Authority Water Furnishing Revenue, Series 2012, 5.00%, due 7/1/2027	3,880,752 (f)
415,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.50%, due 6/1/2031	249,000 (f)
400,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	400,895 (f)
1,325,000	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern Project), Series 2018, 4.25%, due 1/1/2043	1,327,759
500,000	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center), Series 2018-A, 5.50%, due 12/1/2058	511,410 (f)
600,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	603,945 (f)
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Loma Linda University Medical Center), Series 2014-A, 5.25%, due 12/1/2029	1,501,088
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Redlands Community Hospital), Series 2016, 4.00%, due 10/1/2041	1,461,936
425,000	California Statewide Communities Development Authority Special Tax Revenue Refunding (Community Facility District No. 2007-01 Orinda Wilder Project), Series 2015, 4.50%, due 9/1/2025	427,413
500,000	California Statewide Communities Development Authority Student Housing Revenue Refunding (Baptist University), Series 2017-A, 5.00%, due 11/1/2032	508,958 (f)
1,500,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Subseries 2014-B2, 3.50%, due 1/15/2053	1,244,941
3,935,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding, Series 2021-B-2, 0.00%, due 6/1/2066	460,319
1,000,000	Imperial Community College District General Obligation Capital Appreciation (Election 2010), Series 2011-A, (AGM), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	1,019,852
545,000	Inglewood Unified School District Facilities Financing Authority Revenue, Series 2007, (AGM), 5.25%, due 10/15/2026	553,885
	Irvine Special Tax (Community Facility District No. 2005-2)
450,000	Series 2013, 4.00%, due 9/1/2025	452,336
645,000	Series 2013, 3.50%, due 9/1/2026	646,516
690,000	Series 2013, 3.63%, due 9/1/2027	691,129
1,775,000	Los Angeles Department of Airports Revenue, Series 2022-G, 4.00%, due 5/15/2047	1,672,115
3,000,000	North Orange County Community College District General Obligation, Series 2022-C, 4.00%, due 8/1/2047	2,982,755
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$5,750,000	Norwalk-La Mirada Unified School District General Obligation Capital Appreciation (Election 2002), Series 2009-E, (AGC), 5.50%, due 8/1/2029	$6,225,748
1,700,000	Nuveen California AMT-Free Quality Municipal Income Fund Revenue, Series 2017-A, 2.70%, due 10/1/2047	1,700,000 (f)(g)
5,000,000	Redondo Beach Unified School District General Obligation, Series 2009, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2026	5,272,563
	Romoland School District Special Tax Refunding (Community Facilities District No. 2006-1)
100,000	Series 2017, 4.00%, due 9/1/2029	100,749
200,000	Series 2017, 4.00%, due 9/1/2030	201,201
525,000	Series 2017, 3.25%, due 9/1/2031	508,142
1,700,000	Sacramento Area Flood Control Agency Refunding (Consol Capital Assessment District No. 2), Series 2016-A, 5.00%, due 10/1/2047	1,737,961
400,000	Sacramento City Finance Authority Revenue Refunding (Master Lease Program Facilities), Series 2006-E, (AMBAC), 5.25%, due 12/1/2026	418,858
500,000	Sacramento Special Tax (Natomas Meadows Community Facilities District No. 2007-01), Series 2017, 5.00%, due 9/1/2047	505,766 (f)
2,000,000	San Luis Coastal Unified School District General Obligation (Election 2022), Series 2023-A, 4.00%, due 8/1/2053	1,968,133
6,000,000	San Mateo Foster City School District General Obligation Capital Appreciation (Election 2008), Series 2010, 6.13%, due 8/1/2032	6,671,261
2,000,000	Sweetwater Union High School District Public Financing Authority Revenue, Series 2013, (BAM), 5.00%, due 9/1/2025	2,003,527
2,000,000	Twin Rivers Unified School District General Obligation (Election 2022), Series 2023-A, (BAM), 4.13%, due 8/1/2047	1,995,697
12,070,000	Victor Valley Community College District General Obligation Capital Appreciation (Election 2008), Series 2009-C, 6.88%, due 8/1/2037	13,865,813
5,095,000	Victor Valley Joint Union High School District General Obligation Capital Appreciation Bonds, Series 2009, (AGC), 0.00%, due 8/1/2026	4,866,553
5,250,000	Wiseburn School District General Obligation Capital Appreciation (Election 2010), Series 2011-B, (AGM), 0.00%, due 8/1/2036	5,911,939 (h)(i)
		93,778,429
Colorado 2.4%
	Colorado Educational & Cultural Facilities Authority Revenue (Charter School- Atlas Preparatory School Project)
280,000	Series 2015, 4.50%, due 4/1/2025	280,684 (f)
1,000,000	Series 2015, 5.13%, due 4/1/2035 Pre-Refunded 4/1/2025	1,003,436 (f)
1,350,000	Series 2015, 5.25%, due 4/1/2045 Pre-Refunded 4/1/2025	1,354,907 (f)
1,603,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	1,654,576 (f)
2,700,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	2,344,869 (f)
4,566,666	Villages at Castle Rock Metropolitan District No. 6 (Cabs - Cobblestone Ranch Project), Series 2007-2, 0.00%, due 12/1/2037	1,716,546
		8,355,018
Connecticut 1.3%
4,585,000	Norwalk Housing Authority Revenue (Monterey Village Apartments), Class PT, Series 2024, (FNMA), 4.40%, due 9/1/2042	4,557,824
District of Columbia 1.9%
6,150,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2020-DBE-8070, 2.65%, due 8/1/2040	6,150,000 (f)(g)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
District of Columbia – cont'd
$650,000	District of Columbia Student Dormitory Revenue (Provident Group-Howard Property), Series 2013, 5.00%, due 10/1/2045	$626,674
		6,776,674
Florida 8.9%
800,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	14,000 (c)(f)
2,000,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	1,898,889 (f)
525,000	Cityplace Community Development District Special Assessment Revenue Refunding, Series 2012, 5.00%, due 5/1/2026	530,448
1,600,000	Florida Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc.), Series 2014-A, 5.75%, due 6/15/2029	1,601,270 (f)
1,075,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	1,072,121
	Florida Development Finance Corp. Revenue Refunding (Brightline Florida Passenger Rail Expansion Project)
9,250,000	Series 2024, 5.50%, due 7/1/2053	9,341,800
2,000,000	Series 2024-A, 8.25%, due 7/1/2057 Putable 2/14/2025	2,076,958 (f)
8,000,000	Hillsborough County Industrial Development Authority Hospital Revenue (Tampa General Hospital Project), Series 2020-A, 3.50%, due 8/1/2055	6,160,821
	Lee County Airport Revenue
1,000,000	Series 2024, 5.25%, due 10/1/2049	1,051,512
1,000,000	Series 2024, 5.25%, due 10/1/2054	1,043,435
4,000,000	Orange County Health Facilities Authority Revenue (Orlando Health Obligated Group), Series 2025-A, 4.50%, due 10/1/2056	3,920,604
830,000	Village Community Development District No. 11 Special Assessment Revenue, Series 2014, 4.13%, due 5/1/2029	830,175
950,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	789,190
700,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	684,925 (f)
		31,016,148
Georgia 3.0%
700,000	Atlanta Development Authority Revenue (Westside Gulch Area Project), Series 2024-A, 5.50%, due 4/1/2039	717,190 (f)
2,000,000	Atlanta Urban Residential Finance Authority Revenue, Series 2024-A, (FNMA), 4.85%, due 9/1/2043	2,071,388
	Main Street Natural Gas, Inc. Gas Supply Revenue
6,000,000	Series 2022-C, 4.00%, due 8/1/2052 Putable 11/1/2027	5,952,373 (f)
1,600,000	Series 2024-C, 5.00%, due 12/1/2054 Putable 12/1/2031	1,681,277
		10,422,228
Guam 1.4%
	Antonio B Won Pat International Airport Authority Revenue Refunding
525,000	Series 2023-A, 5.38%, due 10/1/2040	557,580
750,000	Series 2023-A, 5.38%, due 10/1/2043	786,731
	Guam Power Authority Revenue
1,000,000	Series 2022-A, 5.00%, due 10/1/2035	1,083,141
1,035,000	Series 2022-A, 5.00%, due 10/1/2036	1,115,010
1,075,000	Series 2022-A, 5.00%, due 10/1/2037	1,152,502
		4,694,964
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois 9.4%
$5,705,000	Berwyn General Obligation, Series 2013-A, 5.00%, due 12/1/2027	$5,707,387
1,250,000	Chicago Midway International Airport Revenue Refunding, Series 2023-A, (BAM), 5.50%, due 1/1/2053	1,323,255
	Chicago O'Hare International Airport Revenue
4,100,000	Series 2022-A, 5.00%, due 1/1/2055	4,142,453
2,500,000	Series 2024-A, 5.50%, due 1/1/2059	2,664,502
3,000,000	Chicago Refunding General Obligation, Series 2017-A, 6.00%, due 1/1/2038	3,085,732
1,560,000	Illinois Finance Authority Revenue Refunding (Presence Health Network Obligated Group), Series 2016-C, 5.00%, due 2/15/2031	1,613,421
	Illinois State General Obligation
5,200,000	Series 2017-D, 5.00%, due 11/1/2028	5,435,155
775,000	Series 2021-A, 5.00%, due 3/1/2046	804,371
5,000,000	Series 2023-B, 4.50%, due 5/1/2048	4,916,988
	Southern Illinois University Certificate of Participation (Capital Improvement Project)
945,000	Series 2014-A-1, (BAM), 5.00%, due 2/15/2027	946,313
1,375,000	Series 2014-A-1, (BAM), 5.00%, due 2/15/2028	1,376,827
715,000	Series 2014-A-1, (BAM), 5.00%, due 2/15/2029	715,920
		32,732,324
Indiana 0.6%
2,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.13%, due 3/1/2057	2,134,161
Kansas 0.2%
720,000	Goddard Kansas Sales Tax Special Obligation Revenue (Olympic Park Star Bond Project), Series 2021, 3.50%, due 6/1/2034	649,132
Kentucky 0.4%
	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health)
500,000	Series 2017-A, 5.00%, due 6/1/2041	504,675
1,000,000	Series 2017-A, 5.00%, due 6/1/2045	1,004,551
		1,509,226
Louisiana 3.5%
580,583	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	536,625 (f)
1,715,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	1,683,502 (f)
8,000,000	Louisiana Public Facilities Authority Revenue (I-10 Calcasieu River Bridge), Series 2024, 5.00%, due 9/1/2066	8,103,234
1,885,000	Louisiana Stadium & Exposition District Revenue Refunding, Series 2023-A, 5.25%, due 7/1/2053	1,986,682
		12,310,043
Maine 0.2%
2,600,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	844,398 (c)(f)
Maryland 0.1%
300,000	Baltimore Special Obligation Revenue Refunding Senior Lien (Harbor Point Project), Series 2022, 5.00%, due 6/1/2051	300,082
Massachusetts 0.6%
1,200,000	Massachusetts Development Finance Agency Revenue (Merrimack College Student Housing Project), Series 2024-A, 5.00%, due 7/1/2054	1,203,960 (f)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Massachusetts – cont'd
	Massachusetts State Development Finance Agency Revenue (Milford Regional Medical Center)
$415,000	Series 2014-F, 5.00%, due 7/15/2025 Pre-Refunded 2/6/2025	$415,073
200,000	Series 2014-F, 5.00%, due 7/15/2026 Pre-Refunded 2/6/2025	200,035
190,000	Series 2014-F, 5.00%, due 7/15/2027 Pre-Refunded 2/6/2025	190,033
125,000	Massachusetts State Education Financing Authority Revenue, Series 2023-C, 5.00%, due 7/1/2053	125,660
		2,134,761
Michigan 1.7%
	Michigan State Building Authority Revenue (Facilities Program)
2,000,000	Series 2022-I, 5.00%, due 10/15/2047	2,111,494
2,880,000	Series 2022-I , 5.25%, due 10/15/2057	3,059,563
750,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Improvement Project), Series 2018, 5.00%, due 6/30/2048	754,544
		5,925,601
Minnesota 0.7%
2,000,000	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group), Series 2024, 5.25%, due 1/1/2054	2,129,915
400,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School Project), Series 2018-A, 5.00%, due 6/15/2038	390,823 (f)
		2,520,738
Mississippi 0.4%
1,475,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	1,386,731 (f)
Nebraska 3.1%
10,250,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	10,733,141
Nevada 0.2%
	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy)
255,000	Series 2015-A, 4.00%, due 12/15/2025	254,108 (f)
500,000	Series 2015-A, 5.13%, due 12/15/2045	500,157 (f)
		754,265
New Hampshire 0.2%
750,000	New Hampshire Business Finance Authority Revenue Refunding (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	636,858 (f)
New Jersey 5.6%
500,000	New Jersey Economic Development Authority Revenue (The Goethals Bridge Replacement Project), Series 2013-A, 5.50%, due 1/1/2026	500,780
7,000,000	New Jersey State Economic Development Authority Revenue (School Facilities Construction Program), Series 2019, 4.00%, due 6/15/2049	6,677,687
	New Jersey State Economic Development Authority School Revenue (Beloved Community Charter, School, Inc. Project)
1,105,000	Series 2019-A, 5.00%, due 6/15/2049	1,104,983 (f)
725,000	Series 2019-A, 5.00%, due 6/15/2054	721,637 (f)
1,000,000	New Jersey State Housing & Mortgage Finance Agency Multi-Family Revenue (Riverview Towers Apartments), Class PT, Series 2024-B, (FHA), (GNMA), 5.25%, due 12/20/2065	1,027,864
4,150,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2023-BB, 5.25%, due 6/15/2050	4,464,069
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New Jersey – cont'd
	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding
$4,000,000	Series 2018-A, 4.25%, due 12/15/2038	$4,023,166
1,000,000	Series 2018-A, (BAM), 4.00%, due 12/15/2037	1,011,174
		19,531,360
New Mexico 0.6%
850,000	New Mexico Finance Authority Revenue (Enchantment Water LLC Project), Series 2024, 8.25%, due 12/1/2045	856,360 (f)
1,500,000	Winrock Town Center Tax Increment Development District No. 1 (Senior Lien), Series 2022, 4.25%, due 5/1/2040	1,395,977 (f)
		2,252,337
New York 32.4%
	Albany Capital Resource Corp. Revenue Refunding (Albany College of Pharmacy & Health Sciences)
380,000	Series 2014-A, 5.00%, due 12/1/2027	380,280
375,000	Series 2014-A, 5.00%, due 12/1/2028	375,248
270,000	Series 2014-A, 5.00%, due 12/1/2029	270,167
500,000	Buffalo & Erie County Industrial Land Development Corp. Revenue (Tapestry Charter School Project), Series 2017-A, 5.00%, due 8/1/2047	498,619
1,550,000	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Charter School for Applied Technologies Project), Series 2017-A, 5.00%, due 6/1/2035	1,582,688
	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Orchard Park)
500,000	Series 2015, 5.00%, due 11/15/2027	504,434
500,000	Series 2015, 5.00%, due 11/15/2028	504,476
625,000	Series 2015, 5.00%, due 11/15/2029	630,550
	Build NYC Resource Corp. Revenue
1,665,000	Series 2014, 5.00%, due 11/1/2024	1,015,650 (c)
835,000	Series 2014, 5.25%, due 11/1/2029	509,350
650,000	Series 2014, 5.25%, due 11/1/2034	396,500
975,000	Series 2014, 5.50%, due 11/1/2044	594,750
1,000,000	Build NYC Resource Corp. Revenue (Metropolitan Lighthouse Charter School Project), Series 2017-A, 5.00%, due 6/1/2047	996,961 (f)
1,400,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	1,373,220 (f)
	Build NYC Resource Corp. Revenue Refunding (City University - Queens College)
270,000	Series 2014-A, 5.00%, due 6/1/2026	270,241
225,000	Series 2014-A, 5.00%, due 6/1/2029	225,286
2,595,000	Build NYC Resource Corp. Revenue Refunding (New York Law School Project), Series 2016, 4.00%, due 7/1/2045	2,119,545
	Build NYC Resource Corp. Revenue Refunding (Packer Collegiate Institute Project)
155,000	Series 2015, 5.00%, due 6/1/2026	155,924
125,000	Series 2015, 5.00%, due 6/1/2027	125,707
195,000	Series 2015, 5.00%, due 6/1/2028	196,033
220,000	Series 2015, 5.00%, due 6/1/2029	221,079
325,000	Series 2015, 5.00%, due 6/1/2030	326,497
	Dutchess County Local Development Corp. Revenue (Culinary Institute of America Project)
200,000	Series 2016-A-1, 5.00%, due 7/1/2041	200,893
275,000	Series 2016-A-1, 5.00%, due 7/1/2046	275,293
	Hempstead Town Local Development Corp. Revenue (Molloy College Project)
390,000	Series 2018, 5.00%, due 7/1/2030	403,917
405,000	Series 2018, 5.00%, due 7/1/2031	418,565
425,000	Series 2018, 5.00%, due 7/1/2032	438,039
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$450,000	Series 2018, 5.00%, due 7/1/2033	$462,614
	Metropolitan Transportation Authority Revenue (Green Bond)
1,500,000	Series 2020-C-1, 5.00%, due 11/15/2050	1,534,552
10,500,000	Series 2020-D-3, 4.00%, due 11/15/2049	9,684,336
3,000,000	Series 2020-D-3, 4.00%, due 11/15/2050	2,753,546
300,000	Monroe County Industrial Development Corp. Revenue (Monroe Community College), Series 2014, (AGM), 5.00%, due 1/15/2029	300,471
	Monroe County Industrial Development Corp. Revenue (Nazareth College of Rochester Project)
500,000	Series 2013-A, 5.00%, due 10/1/2025	500,558
250,000	Series 2013-A, 4.00%, due 10/1/2026	250,042
210,000	Monroe County Industrial Development Corp. Revenue (Saint John Fisher College), Series 2012-A, 5.00%, due 6/1/2025	210,288
1,000,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	1,000,929
4,175,000	Nassau County Tobacco Settlement Corp. Asset Backed, Series 2006-A-3, 5.13%, due 6/1/2046	3,666,924
2,000,000	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters), Series 2005, 5.25%, due 10/1/2035	2,297,192
1,000,000	New York Liberty Development Corp. Revenue Refunding (3 World Trade Center Project), Class 2-3, Series 2014, 5.38%, due 11/15/2040	1,000,936 (f)
780,000	New York State Dormitory Authority Revenue Non State Supported Debt (Culinary Institute of America), Series 2013, 4.63%, due 7/1/2025	780,525
3,390,000	New York State Dormitory Authority Revenue Refunding, Series 2024-A, 4.00%, due 3/15/2054	3,160,380
500,000	New York State Environmental Facilities Corp. Solid Waste Disposal Revenue (Casella Waste System, Inc. Project), Series 2014, 2.88%, due 12/1/2044 Putable 12/3/2029	474,352 (f)
505,000	New York State Housing Finance Agency Revenue (Affordable Housing), Series 2012-F, (SONYMA), 3.05%, due 11/1/2027	505,010
2,545,000	New York State Mortgage Agency Homeowner Mortgage Revenue Refunding, Series 2014-189, 3.45%, due 4/1/2027	2,538,351
4,000,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C & D Redevelopment), Series 2020, 4.38%, due 10/1/2045	3,849,897
	New York State Transportation Development Corp. Special Facility Revenue (JFK International Airport New Terminal 1 Project)
750,000	Series 2023, 6.00%, due 6/30/2054	807,097
3,000,000	Series 2023, 5.38%, due 6/30/2060	3,090,785
17,500,000	Series 2024, 5.50%, due 6/30/2060	18,351,351
1,145,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project), Series 2016-A, 4.00%, due 7/1/2041	1,046,571
2,000,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal C&D Redevelopment Project), Series 2023, 5.63%, due 4/1/2040	2,130,834
1,500,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (American Airlines, Inc.-John F Kennedy International Airport Project), Series 2016, 5.00%, due 8/1/2031	1,501,679
3,500,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK Airport Terminal 6 Redevelopment Project), Series 2024-A, 5.50%, due 12/31/2060	3,697,043
	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project)
100,000	Series 2020-A, 4.00%, due 12/1/2042	93,108
500,000	Series 2022, 5.00%, due 12/1/2039	520,636
1,000,000	Niagara Area Development Corp. Solid Waste Disposal Facility Revenue Refunding (Covanta Project), Series 2018-A, 4.75%, due 11/1/2042	943,361 (f)
	Niagara Frontier Transportation Authority Revenue Refunding (Buffalo Niagara International Airport)
375,000	Series 2019-A, 5.00%, due 4/1/2037	383,435
350,000	Series 2019-A, 5.00%, due 4/1/2038	356,760
350,000	Series 2019-A, 5.00%, due 4/1/2039	355,862
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$500,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	$544,525 (f)
7,125,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Forty Two), Series 2023-242, 5.00%, due 12/1/2053	7,358,010
1,920,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Thirty Two), Series 2022-232, 4.63%, due 8/1/2052	1,925,244
500,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred), Series 2017, 5.00%, due 4/15/2057	509,243
1,000,000	State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 2024-264, (SONYMA), 4.60%, due 10/1/2054	999,265
4,000,000	Triborough Bridge & Tunnel Authority Revenue, Series 2025-A, 5.50%, due 12/1/2059	4,403,804
	TSASC, Inc. Revenue Refunding
580,000	Series 2017-A, 5.00%, due 6/1/2028	598,299
3,000,000	Series 2017-A, 5.00%, due 6/1/2041	3,035,166
1,500,000	Westchester County Local Development Corp. Revenue (Purchase Senior Learning Community, Inc. Project), Series 2021-A, 5.00%, due 7/1/2056	1,468,287 (f)
1,000,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	1,019,627
1,600,000	Westchester County Local Development Corp. Revenue Refunding (Wartburg Senior Housing Project), Series 2015-A, 5.00%, due 6/1/2030	1,518,036 (f)
665,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	656,589
5,000,000	Yonkers Industrial Development Agency School Facilities Revenue (New Community School Project), Series 2022, (ST AID WITHHLDG), 5.00%, due 5/1/2047	5,241,356
		112,536,788
North Carolina 2.4%
	Charlotte Airport Revenue
1,250,000	Series 2023-B, 5.00%, due 7/1/2044	1,299,335
1,500,000	Series 2023-B, 5.00%, due 7/1/2048	1,552,124
1,700,000	North Carolina Medical Care Commission Retirement Facilities Revenue, Series 2020-A, 4.00%, due 9/1/2050	1,407,716
4,000,000	North Carolina Turnpike Authority Revenue (Triangle Expressway System), Series 2024-A, (AGM), 5.00%, due 1/1/2058	4,172,314
		8,431,489
Ohio 9.0%
29,795,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Revenue Refunding, Class 2, Series 2020-B-2, 5.00%, due 6/1/2055	26,798,648
2,500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	2,334,062 (f)
2,335,000	Ohio State Air Quality Development Authority Revenue Refunding (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25%, due 9/1/2029	2,277,682
		31,410,392
Oregon 0.5%
15,000	Oregon State Housing & Community Service Department Multi-Family Revenue, Series 2012-B, (FHA), (FHLMC), (FNMA), (GNMA), 3.50%, due 7/1/2027	14,954
2,180,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	1,562,175
		1,577,129
Pennsylvania 5.0%
2,000,000	Allentown Neighborhood Improvement Zone Development Authority Revenue (City Center Project), Series 2024, 5.00%, due 5/1/2042	2,034,847 (f)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Pennsylvania – cont'd
$2,830,000	Lancaster County Hospital Authority Revenue Refunding (Health Centre-Landis Homes Retirement Community Project), Series 2015-A, 4.25%, due 7/1/2030	$2,833,839
1,035,000	Pennsylvania Economic Development Financing Authority Revenue (PA Bridges Finco LP-P3 Project), Series 2015, 5.00%, due 6/30/2042	1,042,242
3,500,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Energy Supply LLC), Series 2009-C, 5.25%, due 12/1/2037 Putable 6/1/2027	3,537,934
2,350,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	705,000 (c)(f)
7,255,000	Philadelphia Water & Wastewater Revenue Refunding, Series 2023-B, (AGM), 4.50%, due 9/1/2048	7,329,139
		17,483,001
Puerto Rico 8.4%
1,750,000	Puerto Rico Commonwealth General Obligation (Restructured), Series 2021-A1, 4.00%, due 7/1/2046	1,572,857
27,552,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2018-A-1, 5.00%, due 7/1/2058	27,543,619
		29,116,476
South Carolina 2.6%
3,110,000	Patriots Energy Group Financing Agency Revenue Refunding, Series 2023-B-1, 5.25%, due 2/1/2054 Putable 3/1/2031	3,348,400
1,875,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	1,977,956
550,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	82,500 (c)(f)
2,325,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	191,348 #(c)(d)(e)
750,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (RePower South Berkeley LLC Project), Series 2017, 6.25%, due 2/1/2045	75,000 (c)(f)
2,500,000	South Carolina Jobs-Economic Development Authority Revenue (Novant Health Obligated Group), Series 2024-A, 4.50%, due 11/1/2054	2,467,630
735,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2024-A, 4.75%, due 1/1/2054	738,181
		8,881,015
Tennessee 1.1%
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	1,707,435
	Shelby County Health & Educational Facilities Board Revenue (Madrone Memphis Student Housing I LLC)
1,000,000	Series 2024-A1, 5.00%, due 6/1/2044	1,004,595 (f)
1,000,000	Series 2024-A1, 5.25%, due 6/1/2056	1,006,743 (f)
		3,718,773
Texas 10.6%
250,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	248,242
	Arlington Higher Education Finance Corp. Revenue (Basis Texas Charter Schools, Inc.)
1,000,000	Series 2024, 4.88%, due 6/15/2059	966,783 (f)
700,000	Series 2024, 5.00%, due 6/15/2064	684,633 (f)
825,000	Arlington Higher Education Finance Corp. Revenue (Universal Academy), Series 2014-A, 6.63%, due 3/1/2029	825,524
730,000	Austin Community College District Public Facility Corp. Lease Revenue, Series 2018-C, 4.00%, due 8/1/2042	706,329
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
$250,000	Dallas County Flood Control District No. 1 Refunding General Obligation, Series 2015, 5.00%, due 4/1/2028	$249,095 (f)
3,000,000	Dallas Fort Worth International Airport Revenue Refunding, Series 2023-B, 5.00%, due 11/1/2047	3,173,755
2,085,000	Dallas Independent School District General Obligation, Series 2022, (PSF-GTD), 2.75%, due 2/15/2052	1,433,827
1,500,000	Elm Ridge Water Control & Improvement District of Denton County General Obligation, Series 2013, 5.00%, due 9/1/2037	1,438,754
3,050,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	2,986,871
2,000,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-B, 4.75%, due 11/1/2042	1,999,887
7,100,000	Fort Bend County Texas Public Facility Corp. Revenue, Series 2023, 5.00%, due 3/1/2053	7,423,449
915,000	Harris County Cultural Education Facilities Finance Corp. Revenue (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 5.75%, due 1/1/2028	916,466
1,500,000	Houston Airport System Revenue (United Airlines, Inc.), Series 2024-B, 5.50%, due 7/15/2038	1,610,740
	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy)
545,000	Series 2019-A, 5.00%, due 8/15/2039	539,989 (f)
520,000	Series 2019-A, 5.00%, due 8/15/2049	495,286 (f)
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	165,000 (c)
1,000,000	Texas State Private Activity Bond Surface Transportation Corp. Revenue (Segment 3C Project), Series 2019, 5.00%, due 6/30/2058	1,009,415
	Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding (Senior Lien-NTE Mobility Partners Segments 3 LLC)
1,750,000	Series 2023, 5.38%, due 6/30/2037	1,865,373
1,000,000	Series 2023, 5.38%, due 6/30/2039	1,062,367
1,000,000	Series 2023, 5.50%, due 6/30/2040	1,065,196
2,350,000	Series 2023, 5.50%, due 6/30/2041	2,497,065
3,500,000	Texas Water Development Board Revenue (Master Trust), Series 2024-A, 4.38%, due 10/15/2059	3,466,087
		36,830,133
Utah 2.8%
1,500,000	Mida Mountain Village Public Infrastructure District Revenue, Series 2024-2, 6.00%, due 6/15/2054	1,555,111 (f)
	Salt Lake City Airport Revenue
1,000,000	Series 2017-A, 5.00%, due 7/1/2042	1,012,836
2,000,000	Series 2017-A, 5.00%, due 7/1/2047	2,015,219
1,000,000	Series 2018-A, 5.00%, due 7/1/2043	1,015,225
3,000,000	Salt Lake County Hospital Revenue (IHC Health Service, Inc.), Series 2001, (AMBAC), 5.40%, due 2/15/2028	3,035,083
	Utah Infrastructure Agency Telecommunication Revenue
450,000	Series 2024, 5.50%, due 10/15/2044	479,383
500,000	Series 2024, 5.50%, due 10/15/2048	525,208
		9,638,065
Vermont 0.5%
1,000,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2022-A-1, 5.00%, due 6/1/2052 Putable 6/1/2027	1,019,308 (f)
700,000	Vermont Student Assistant Corp. Education Loan Revenue, Series 2015-A, 4.13%, due 6/15/2027	702,220
		1,721,528
Virginia 1.2%
3,700,000	Virginia Beach Development Authority Revenue, Series 2023-A, 7.00%, due 9/1/2059	4,170,253
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Washington 1.4%
$3,770,000	Vancouver Downtown Redevelopment Authority Revenue (Conference Center Project), Series 2013, 4.00%, due 1/1/2028	$3,772,357
1,000,000	Washington State Economic Development Finance Authority Environmental Facilities Revenue (Green Bond), Series 2020-A, 5.63%, due 12/1/2040	1,009,496 (f)
		4,781,853
West Virginia 1.3%
	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group)
1,500,000	Series 2023-B, 6.00%, due 9/1/2053	1,657,202
1,500,000	Series 2023-B, (AGM), 5.38%, due 9/1/2053	1,602,135
1,400,000	West Virginia Hospital Finance Authority Revenue Refunding (Charleston Area Medical Center, Inc.), Series 2019-A, 5.00%, due 9/1/2039	1,426,981
		4,686,318
Wisconsin 6.2%
2,000,000	Public Finance Authority Airport Facility Revenue Refunding (Trips Obligation Group), Series 2012-B, 5.00%, due 7/1/2042	1,999,873
870,000	Public Finance Authority Education Revenue (Pine Lake Preparatory, Inc.), Series 2015, 4.95%, due 3/1/2030	870,492 (f)
200,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	200,477 (f)
600,000	Public Finance Authority Retirement Facility Revenue Refunding (Friends Homes), Series 2019, 5.00%, due 9/1/2054	574,449 (f)
1,060,000	Public Finance Authority Revenue (Astro Tex Land Project), Series 2024, 5.50%, due 12/15/2028	1,061,694 (f)
951,000	Public Finance Authority Revenue (Candela Project), Series 2023, 6.13%, due 12/15/2029	947,936 (f)
2,500,000	Public Finance Authority Revenue (Mayfair Project), Series 2024-A-4, 5.50%, due 11/15/2032	2,501,617 (f)
3,287,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	3,288,487 (f)
3,000,000	Public Finance Authority Revenue Refunding (Celanese Project), Series 2016-D, 4.05%, due 11/1/2030	2,972,026
310,000	Public Finance Authority Revenue Refunding (Roseman University Health Sciences Project), Series 2015, 5.00%, due 4/1/2025	310,241
6,000,000	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project), Series 2021, 4.25%, due 7/1/2054	5,001,434
800,000	Saint Croix Chippewa Indians of Wisconsin Revenue Refunding, Series 2021, 5.00%, due 9/30/2041	723,823 (f)
1,000,000	Wisconsin Health & Educational Facilities Authority Revenue (Chiara Housing & Services, Inc. Project), Series 2024, 6.00%, due 7/1/2060	1,018,205
		21,470,754
Total Municipal Notes (Cost $576,170,115)		571,510,789
Total Investments 164.3% (Cost $576,886,435)		571,512,278
Other Assets Less Liabilities 1.2%		4,168,978
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (65.5)%		(227,900,000)(j)
Net Assets Applicable to Common Stockholders 100.0%		$347,781,256

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2025 and changes periodically.
(b)	Represents less than 0.05% of net assets of the Fund.
(c)	Defaulted security.
(d)	Value determined using significant unobservable inputs.
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
(e)
Security fair valued as of January 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2025 amounted to $192,906, which represents
0.1% of net assets applicable to common stockholders of the Fund.

(f)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2025, these securities amounted to $90,329,739, which represents 26.0% of net assets applicable to common stockholders of the Fund.

(g)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2025.

(h)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(i)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2025.

(j)	Fair valued as of January 31, 2025 in accordance with procedures approved by the valuation designee.
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2025 amounted to $192,906, which represents 0.1% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2025	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 1/31/2025
California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project)	1/17/2019	$1,827,031	$69	0.0%
Rialto Bioenergy Facility LLC	11/21/2023-1/31/2024	74,841	1,489	0.0%
Rialto Bioenergy Facility LLC	11/30/2023-5/29/2024	641,479	—	0.0%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-6/25/2020	2,225,639	191,348	0.1%
Total		$4,768,990	$192,906	0.1%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3 (a)	Total
Investments:
Loan Assignments#	$—	$—	$1,489	$1,489
Municipal Notes
California	—	93,778,360	69	93,778,429
South Carolina	—	8,689,667	191,348	8,881,015
Other Municipal Notes#	—	468,851,345	—	468,851,345
Total Municipal Notes	—	571,319,372	191,417	571,510,789
Total Investments	$—	$571,319,372	$192,906	$571,512,278

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
#	The Schedule of Investments provides information on the industry, state/territory or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2025
Investments in Securities:
Loan Assignments(1)	$75	$—	$—	$(6)	$—	$(67)	$—	$—	$2	$(6)
Municipal Notes(1)	453	1	11	(40)	—	(234)	—	—	191	(40)
Total	$528	$1	$11	$(46)	$—	$(301)	$—	$—	$193	$(46)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$191,417	Market Approach	Recovery Value (of Par Value)	8.2% - 12.2%	8.2%	Increase
Loan Assignments	1,489	Market Approach	Recovery Value (of Par Value)	0.0% - 2.0%	2.0%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s outstanding Variable Rate Municipal Term Preferred Shares as of January 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Variable Rate Municipal Term Preferred Shares(a)	$—	$(227,900,000)	$—	$(227,900,000)
Total Other Financial Instruments	$—	$(227,900,000)	$—	$(227,900,000)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2025
Notes to Schedule of Investments Municipal Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Municipal Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of the Fund's Variable Rate Municipal Term Preferred Shares is estimated to be their liquidation preference (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Municipal Fund Inc. (Unaudited)  (cont’d)
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Municipal Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.